Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [Abstract]
Property plant and equipment
	Weighted average rate p.a. %	Costs	Accumulated depreciation	June 30, 2018	December 31, 2017
Landfills - land and implementation of cells (a)	6.90%	625,106	(335,210)	289,896	282,655
Buildings and facilities	5.26%	188,079	(67,544)	120,535	123,514
Biogas burning facilities	5.00%	9,212	(2,765)	6,447	6,682
Operating equipment	9.01%	225,965	(115,669)	110,296	117,171
Furniture and fixtures	10.20%	9,526	(6,175)	3,351	3,629
Computers and peripherals	16.95%	11,708	(9,274)	2,434	2,647
Vehicles	16.16%	305,537	(249,135)	56,402	69,718
Aircraft	-	-	-	-	9,191
UVR - Waste recovery unit	7.52%	60,963	(25,232)	35,731	38,033
Other property, plant and equipment	14.93%	485	(422)	63	89
Advances to suppliers	-	-	-	-	4,743
Construction in progress (b)	-	39,068	-	39,068	31,379
Total		1,475,649	(811,426)	664,223	689,451

(a)
Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2018, depletion and depreciation weighted average rates were 6.90% p.a. (8.00% p.a. as of December 31, 2017).

(b)
Construction in progress refers to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$16,662 (R$12,804 at December 31, 2017) and acquisition of Turbines and Energy Generators for R$15,318 (R$13,044 at December 31, 2017).

Changes in property, plant and equipment
Changes in property, plant and equipment for the six months ended on June 30, 2018 and June 30, 2017 were as follows:

	December 31, 2017	Additions	Write-offs	Transfers	June 30, 2018
Costs
Landfills (land and implementation of cells)	599,985	24,257	(6)	870	625,106
Buildings	186,661	1,419	(1)	-	188,079
Biogas burning facilities	9,212	-	-	-	9,212
Operating equipment	221,726	4,506	(267)	-	225,965
Furniture and fixtures	9,438	220	(132)	-	9,526
Computers and peripherals	11,367	401	(60)	-	11,708
Vehicles	309,513	1,290	(5,266)	-	305,537
Aircraft	16,791	-	(16,791)	-	-
UVR - Waste recovery unit	60,963	-	-	-	60,963
Other property, plant and equipment	485	-	-	-	485
Advances to suppliers	4,743	3,469	(8,212)	-	-
Construction in progress	31,379	9,696	(1,137)	(870)	39,068
Total costs	1,462,263	45,258	(31,872)	-	1,475,649

Depreciation
Landfills (land and implementation of cells)	(317,330)	(17,880)	-	-	(335,210)
Buildings	(63,147)	(4,398)	1	-	(67,544)
Biogas burning facilities	(2,530)	(235)	-	-	(2,765)
Operating equipment	(104,555)	(11,220)	106	-	(115,669)
Furniture and fixtures	(5,809)	(390)	24	-	(6,175)
Computers and peripherals	(8,720)	(597)	43	-	(9,274)
Vehicles	(239,795)	(13,543)	4,203	-	(249,135)
Aircraft	(7,600)	(529)	8,129	-	-
UVR - Waste recovery unit	(22,930)	(2,302)	-	-	(25,232)
Other property, plant and equipment	(396)	(26)	-	-	(422)
Total depreciation	(772,812)	(51,120)	12,506	-	(811,426)
Total property, plant and equipment, net	689,451	(5,862)	(19,366)	-	664,223

	December 31, 2016	Additions	Disposals	Transfers	June 30, 2017
Costs
Landfills (land and implementation of cells)	592,092	39,373	-	526	631,991
Buildings	180,179	707	(63)	-	180,823
Biogas burning facilities	9,255	-	-	131	9,386
Operating equipment	191,545	3,027	(3,051)	-	191,521
Vehicles	300,422	1,114	(908)	-	300,628
UVR - Waste recovery unit	60,700	143	-	47	60,890
Other property, plant and equipment	36,704	244	(388)	591	37,151
Advances to suppliers and construction in progress	18,616	5,160	-	(1,295)	22,481
Total costs	1,389,513	49,768	(4,410)	-	1,434,871

Depreciation
Landfills (land and implementation of cells)	(308,520)	(19,961)	-	-	(328,481)
Buildings	(52,871)	(5,005)	39	-	(57,837)
Biogas burning facilities	(2,070)	(235)	1	-	(2,304)
Operating equipment	(82,648)	(11,777)	1,265	-	(93,160)
Vehicles	(211,527)	(15,282)	828	-	(225,981)
UVR - Waste recovery unit	(18,325)	(2,298)	-	-	(20,623)
Other property, plant and equipment	(19,099)	(1,948)	294	-	(20,753)
Total depreciation	(695,060)	(56,506)	2,427	-	(749,139)
Total property, plant and equipment, net	694,453	(6,738)	(1,983)	-	684,732